INCOME TAXES - Deferred income tax (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Non-current deferred tax assets:
Net operating loss carry forward	¥ 118,410	¥ 119,617
Impairment loss	36,567	35,840
Others	22,859	22,959
Non-current deferred income tax assets	177,835	178,416
Valuation allowances	(177,835)	(178,416)
Net non-current deferred income tax assets	¥ 0	¥ 0